Risks and Liquidity - Additional Information (Detail) - USD ($) $ in Thousands	Oct. 27, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Risks And Uncertainties [Abstract]
Accumulated deficit		$ 441,891	$ 390,910		$ 244,298
Cash and cash equivalents		$ 343,287	$ 383,623	$ 47,541	$ 79,551
PIPE Financing [Member]
Risks And Uncertainties [Abstract]
Net proceeds from the business combination transaction	$ 439,500